Related party transactions (Details) - Related companies - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Rental expenses	¥ 2,040	¥ 2,182
Service fee expenses	¥ 3,218